GOODWILL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
Balance as of December 31, 2023	$-
Addition	-
Impairment loss	-
Effect of exchange rate	-
Balance as of June 30, 2024	$-

Balance as of December 31, 2022	$7,700,569
Addition	-
Impairment loss	-
Effect of exchange rate	-
Balance as of June 30, 2023	$7,700,569

Balance as of December 31, 2022	$7,700,569
Addition	-
Impairment loss	(7,362,187)
Effect of exchange rate	(338,382)
Balance as of December 31, 2023	$-